Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-42535
Entity Registrant Name	STAK INC.
Entity Central Index Key	0002002453
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 11, 8th Floor
Entity Address, Address Line Two	No. 6 Beitanghe East Road
Entity Address, Address Line Three	Tianning District
Entity Address, City or Town	Changzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	213000
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.001 per share
Trading Symbol	STAK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	13,210,349
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7000
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of STAK INC. and its subsidiaries (the “Company”) as of June 30, 2025 and 2024, and the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended June 30, 2025 and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024 and the results of its operations and its cash flows for each of the years in the three-year period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	HTL International, LLC
Auditor Location	Houston, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Building 11, 8th Floor
Entity Address, Address Line Two	No. 6 Beitanghe East Road
Entity Address, Address Line Three	Tianning District
Entity Address, City or Town	Changzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	213000
City Area Code	+86
Local Phone Number	519 8880 2609
Contact Personnel Name	Chuanbo Jiang